Income Taxes - Analysis of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Deferred income tax assets	$ 134	$ 149
Deferred income tax liabilities	201	186
Deferred tax liability	(67)	(37)	$ (40)
Before Offset
Income Taxes
Deferred income tax assets	228	223
Deferred income tax liabilities	$ 295	$ 260